Summary of Significant Accounting Policies - Summary of Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets (Parenthetical) (Detail)	Mar. 31, 2023
Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Intangible assets residual value as a percentage of original cost	0.00%
Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Intangible assets residual value as a percentage of original cost	5.00%